IMPAIRMENT OF LONG-LIVED ASSETS - Reversal or recognition of Impairment Loss Administration Segment (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	R$ 7,882,628
Balance at end of the year	7,033,696
Administration
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	316,288
Balance at end of the year	69,071
Intangible assets and goodwill | Administration
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	316,288
Write-Offs	(13,228)
Reversals	(40,278)
Trasnfers	(193,711)
Balance at end of the year	69,071
Goodwill | Livramento | Administration
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	233,989
Reversals	(40,278)
Trasnfers	(193,711)
Balance at end of the year
Intangible assets other than goodwill | Others | Administration
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	82,299
Write-Offs	(13,228)
Balance at end of the year	R$ 69,071